Expense Example	Jun. 26, 2026 USD ($)
Pzena Mid Cap Value Fund | Pzena Mid Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	1,677
Pzena Mid Cap Value Fund | Pzena Mid Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,280
Pzena Small Cap Value Fund | Pzena Small Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	516
Expense Example, with Redemption, 5 Years	920
Expense Example, with Redemption, 10 Years	2,049
Pzena Small Cap Value Fund | Pzena Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	736
Expense Example, with Redemption, 10 Years	1,666
Pzena Emerging Markets Value Fund | Pzena Emerging Markets Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	795
Expense Example, with Redemption, 10 Years	1,744
Pzena Emerging Markets Value Fund | Pzena Emerging Markets Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,349
Pzena International Small Cap Value Fund | Pzena International Small Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	469
Expense Example, with Redemption, 5 Years	820
Expense Example, with Redemption, 10 Years	1,811
Pzena International Small Cap Value Fund | Pzena International Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	1,418
Pzena International Value Fund | Pzena International Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	1,508
Pzena International Value Fund | Pzena International Value Class Instutitional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	487
Expense Example, with Redemption, 10 Years	$ 1,104